Stockholders' Deficit (Details)	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Number of options
Outstanding at beginning | shares	1,156,250
Granted | shares	1,000,000
Forfeited | shares	0
Exercised | shares	0
Outstanding at end | shares	8,193,750
Exercisable vested end | shares	2,198,750
Weighted Average Exercise Price
Outstanding at beginning | $ / shares	$ 0.001
Granted | $ / shares	0.001
Forfeited | $ / shares	0.000
Exercised | $ / shares	0.000
Outstanding at end | $ / shares	0.001
Exercisable vested end | $ / shares	$ 0.001
Weighted Average Remaining Contractural Term
Weighted average contractural term - beginning	4 years 6 months 29 days
Granted	4 years 7 months 2 days
Weighted average contractural term - ending	4 years 2 months 12 days
Exercisable vested end	4 years 1 month 13 days
Aggregate Intrinsic Value
Aggregate intrinsic value - beginning | $	$ 0
Aggregate intrinsic value - ending | $	0
Exercisable and vested | $	$ 26,385